Consolidated statement of profit or loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of profit or loss
Sales revenue	$ 143,189,602	$ 159,611,078	$ 91,881,204
Cost of sales	(88,178,198)	(89,458,148)	(55,581,776)
Gross profit	55,011,404	70,152,930	36,299,428
Administrative expenses	(5,025,797)	(4,335,695)	(3,342,069)
Operations and project expenses	(5,702,162)	(4,743,628)	(3,153,557)
Impairment of non-current assets	(2,098,333)	(287,999)	(33,351)
Other operating expense	(426,131)	(555,855)	(72,744)
Operating income	41,758,981	60,229,753	29,697,707
Financial result
Finance income	2,320,969	1,317,145	403,592
Finance expenses	(10,384,065)	(8,027,252)	(4,431,648)
Foreign exchange gain (loss)	2,397,712	(124,650)	330,002
Financial result	(5,665,384)	(6,834,757)	(3,698,054)
Share of profits of associates and joint ventures	805,349	768,422	426,164
Profit before income tax expense	36,898,946	54,163,418	26,425,817
Income tax expense	(11,515,875)	(18,963,938)	(8,795,263)
Net profit for the year	25,383,071	35,199,480	17,630,554
Net profit attributable to:
Owners of parent	21,060,798	31,604,781	15,649,143
Non-controlling interest	4,322,273	3,594,699	1,981,411
Net profit for the year	$ 25,383,071	$ 35,199,480	$ 17,630,554
Basic earnings per share (Colombian pesos)	$ 512.2	$ 768.7	$ 380.6
Diluted earnings per share (Colombian pesos)	$ 512.2	$ 768.7	$ 380.6